Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

October 31, 2019

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Short-Term Investments — 98.1%

U.S. Treasury Obligations — 94.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bills, 0.00%, 11/19/19	$750	$749,425
U.S. Treasury Bills, 0.00%, 12/10/19	14,200	14,177,127
U.S. Treasury Notes, 1.50%, 11/30/19	1,500	1,499,583
U.S. Treasury Notes, 1.625%, 12/31/19(1)	5,100	5,098,467
U.S. Treasury Notes, 3.625%, 2/15/20	2,300	2,312,668

Total U.S. Treasury Obligations (identified cost $23,823,919)		$23,837,270

Other — 3.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.97%(2)	819,864	$819,864

Total Other (identified cost $819,801)		$819,864

Total Short-Term Investments (identified cost $24,643,720)		$24,657,134

Total Investments — 98.1% (identified cost $24,643,720)		$24,657,134

Other Assets, Less Liabilities — 1.9%		$467,536

Net Assets — 100.0%		$25,124,670

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality,U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2019.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	14	Long	11/29/19	$834,680	$32,948
Cocoa	5	Long	3/16/20	122,300	(80)
Feeder Cattle	11	Long	1/30/20	795,713	35,117
LME Copper	2	Long	11/20/19	288,900	(3,293)
LME Copper	2	Long	12/18/19	289,387	6,507
LME Copper	1	Long	1/13/20	144,869	(9)
LME Lead	7	Long	11/18/19	378,918	19,187
LME Lead	8	Long	12/16/19	431,850	5,240
LME Lead	2	Long	1/13/20	108,025	(18)
LME Nickel	18	Long	11/18/19	1,802,628	(108,965)
LME Nickel	17	Long	12/18/19	1,702,278	(98,752)
LME Nickel	1	Long	1/13/20	100,026	(13)
LME Primary Aluminum	7	Long	11/20/19	308,263	1,775
LME Primary Aluminum	7	Long	12/18/19	309,050	7,244
LME Zinc	4	Long	1/13/20	249,350	(36)
Low Sulphur Gasoil	1	Long	12/12/19	56,351	(1,602)
NY Harbor ULSD	1	Long	11/29/19	78,783	(536)
RBOB Gasoline	25	Long	11/29/19	1,674,330	93,663
Silver	10	Long	12/27/19	903,350	77,295
WTI Crude Oil	29	Long	11/20/19	1,571,220	26,771
Coffee	7	Short	12/18/19	(267,618)	(9,535)
Corn	87	Short	12/13/19	(1,696,500)	18,672
Cotton No. 2	27	Short	12/6/19	(869,940)	5,288
Gold	2	Short	12/27/19	(302,960)	(20,748)
Hard Red Winter Wheat	24	Short	12/13/19	(503,700)	7,442
Lean Hogs	74	Short	12/13/19	(1,953,600)	(24,860)
Lean Hogs	7	Short	2/14/20	(205,310)	108
Live Cattle	3	Short	12/31/19	(140,670)	(21,676)
LME Copper	2	Short	11/20/19	(288,900)	(6,405)
LME Lead	7	Short	11/18/19	(378,919)	(5,794)
LME Nickel	18	Short	11/18/19	(1,802,628)	111,400
LME Primary Aluminum	7	Short	11/20/19	(308,263)	(7,588)
Natural Gas	7	Short	11/26/19	(184,310)	(9,336)
Natural Gas	37	Short	12/27/19	(1,010,840)	(574)
Soybean	5	Short	1/14/20	(233,063)	(708)
Sugar No. 11	153	Short	2/28/20	(2,138,573)	(66,621)
Wheat	59	Short	12/13/19	(1,500,812)	(66,235)

Equity Futures
Amsterdam Exchange Index	14	Long	11/15/19	1,798,250	(1,183)
CAC 40 Index	11	Long	11/15/19	703,463	5,989
CBOE Volatility Index	140	Long	1/22/20	2,502,500	(1,170)
DAX 30 Index	8	Long	12/20/19	2,875,988	115,683
FTSE 100 Index	25	Long	12/20/19	2,348,485	(7,634)
FTSE MIB Index	22	Long	12/20/19	2,782,952	98,769

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
IBEX 35 Index	46	Long	11/15/19	$4,764,561	$27,285
SPI 200 Index	23	Long	12/19/19	2,629,115	(2,436)
CBOE Volatility Index	148	Short	12/18/19	(2,475,300)	(1,844)
E-mini S&P 500 Index	23	Short	12/20/19	(3,491,170)	(25,235)
Hang Seng Index	2	Short	11/28/19	(343,357)	(609)
Nikkei 225 Index	17	Short	12/12/19	(3,587,230)	22,682
OMX Stockholm 30 Index	20	Short	11/15/19	(359,406)	(15,292)
S&P/TSX 60 Index	24	Short	12/19/19	(3,589,340)	38,714

Foreign Currency Futures
Canadian Dollar	59	Long	12/17/19	4,482,525	7,330
New Zealand Dollar	105	Long	12/16/19	6,736,800	83,831
Norwegian Krone	12	Long	12/16/19	2,607,120	(70,591)
Swedish Krona	13	Long	12/16/19	2,696,460	(3,934)
Australian Dollar	19	Short	12/16/19	(1,310,240)	(24,400)
British Pound Sterling	7	Short	12/16/19	(566,870)	(25,547)
Euro	38	Short	12/16/19	(5,308,837)	(47,761)
Japanese Yen	67	Short	12/16/19	(7,774,094)	41,652
Swiss Franc	72	Short	12/16/19	(9,147,600)	(12,885)

Interest Rate Futures
Australia 10-Year Bond	19	Long	12/16/19	1,909,755	(3,610)
Canada 10-Year Bond	7	Long	12/18/19	754,901	(13,140)
Euro-BTP	76	Long	12/6/19	12,245,679	(101,480)
Euro-Bund	8	Long	12/6/19	1,532,511	(33,703)
Euro-OAT	8	Long	12/6/19	1,502,353	(28,830)
U.S. 10-Year Treasury Note	54	Long	12/19/19	7,036,031	(16,787)
Japan 10-Year Bond	2	Short	12/13/19	(2,851,190)	26,109
Long Gilt	49	Short	12/27/19	(8,431,642)	29,543

					$54,789

Abbreviations:

LME	-	London Metal Exchange

RBOB	-	Reformulated Blendstock for Oxygenate Blending

WTI	-	West Texas Intermediate

Basis for Consolidation

The Fund seeks to gain exposure to commodities, in whole or in part, through investments in SARP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same investment objective and principal investment strategies as the Fund. The Fund may invest up to 25% of its assets in the Subsidiary, which invests primarily in commodity-related investments, and may also invest in other instruments in which the Fund is permitted to invest. The net assets of the Subsidiary at October 31, 2019 were $1,789,172 or 7.1% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

At October 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund seeks to provide exposure to “risk premia” by taking long and short positions using derivative instruments to gain market exposure across four asset classes: equities, fixed income, commodities and currencies. Risk premia are the returns assets are expected to generate in excess of the return of a risk-free investment as compensation for taking risk.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2019 was as follows:

		Fair value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures contracts	$448,657	$(453,384)

Total		$448,657	$(453,384)

Equity Price	Futures contracts	$309,122	$(55,403)

Total		$309,122	$(55,403)

Foreign Exchange	Futures contracts	$132,813	$(185,118)

Total		$132,813	$(185,118)

Interest Rate	Futures contracts	$55,652	$(197,550)

Total		$55,652	$(197,550)

At October 31, 2019, the value of the Fund’s investment in affiliated funds was $819,864, which represents 3.2% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended October 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 1.97%	$1,222,663	$33,505,076	$(33,907,892)	$(36)	$53	$819,864	$9,982	819,864

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivatives, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments -
U.S. Treasury Obligations	$—	$23,837,270	$—	$23,837,270
Other	—	819,864	—	819,864
Total Investments	$—	$24,657,134	$—	$24,657,134
Futures Contracts	$675,836	$270,408	$—	$946,244
Total	$675,836	$24,927,542	$—	$25,603,378

Liability Description
Futures Contracts	$(864,301)	$(27,154)	$—	$(891,455)
Total	$(864,301)	$(27,154)	$—	$(891,455)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.